2. Summary of Significant Accounting Policies: Use of Estimates (Policies)	2 Months Ended	5 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Policies
Use of Estimates

Use of Estimates

Preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Use of Estimates

Preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.